CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Ordinary Shares Draft Kings Inc	Ordinary Shares	Additional Paid-in Capital Draft Kings Inc	Additional Paid-in Capital	Retained Earnings Draft Kings Inc	Retained Earnings	Redeemable Convertible Preferred Stock Draft Kings Inc	Series E-1 redeemable convertible preferred stock Draft Kings Inc	Series E Preferred Stock Draft Kings Inc	Series F Preferred Stock Draft Kings Inc	Series D Redeemable Convertible Preferred Stock Draft Kings Inc	Draft Kings Inc	Total
Balance at the beginning at Dec. 31, 2016	$ 22,000		$ 3,998,000		$ (704,274,000)		$ 490,971,000					$ (700,254,000)
Balance at the beginning (in shares) at Dec. 31, 2016	22,291						184,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Debt to Series E Preferred Stock									$ 160,928,000
Conversion of Debt to Series E Preferred Stock (in shares)									103,077
Issuance of Series Preferred Stock								$ 118,623,000
Issuance of Series Preferred Stock (in shares)								54,901
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer											$ 1,077,000
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer (in shares)											714
Conversion of Preferred Stock to Common Stock	$ 354,000		653,749,000				$ (654,103,000)					654,103,000
Conversion of Preferred Stock to Common Stock (in shares)	353,850						(288,290)
Exercise of Stock Options	$ 1,000		179,000									180,000
Exercise of Stock Options (in shares)	1,233
Issuance of Common Stock for In-kind Transfer	$ 3,000		172,000									175,000
Issuance of Common Stock for In-kind Transfer (in shares)	2,558
Accretion of Preferred Stock Issuance Cost							$ 1,513,000
Accretion of Preferred Stock Issuance Cost			(1,513,000)									(1,513,000)
Stock-Based Compensation Expense			4,500,000									4,500,000
Net loss					(75,556,000)							(75,556,000)
Balance at the end at Dec. 31, 2017	$ 380,000		661,085,000		(779,830,000)		$ 119,009,000					(118,365,000)
Balance at the end (in shares) at Dec. 31, 2017	379,932						54,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock										$ 141,590,000
Issuance of Series Preferred Stock (in shares)										57,068
Exercise of Stock Options	$ 2,000		550,000									552,000
Exercise of Stock Options (in shares)	2,385
Issuance of common stock to initial shareholder at approximately $0.002 per share	$ 1,000		339,000									340,000
Issuance of common stock to initial shareholder at approximately $0.002 per share (in shares)	393
Issuance of Common Stock for In-kind Transfer	$ 1,000		1,933,000									1,934,000
Issuance of Common Stock for In-kind Transfer (in shares)	1,299
Accretion of Preferred Stock Issuance Cost							$ 678,000
Accretion of Preferred Stock Issuance Cost			(678,000)									(678,000)
Stock-Based Compensation Expense			7,210,000									7,210,000
Net loss					(76,220,000)							(76,220,000)
Balance at the end at Dec. 31, 2018	$ 384,000		670,439,000		(856,050,000)		$ 261,277,000					(185,227,000)
Balance at the end (in shares) at Dec. 31, 2018	384,009						111,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock										$ 7,824,000
Issuance of Series Preferred Stock (in shares)										2,879
Exercise of Stock Options	$ 3,000		1,145,000									1,148,000
Exercise of Stock Options (in shares)	2,873
Issuance of common stock to initial shareholder at approximately $0.002 per share	$ 2,000		437,000									439,000
Issuance of common stock to initial shareholder at approximately $0.002 per share (in shares)	1,906
Issuance of Common Stock for In-kind Transfer	$ 1,000		1,363,000									1,364,000
Issuance of Common Stock for In-kind Transfer (in shares)	822
Repurchase of Preferred Stock and Issuance of Promissory Note							$ (11,722,000)
Repurchase of Preferred Stock and Issuance of Promissory Note (in shares)							(4,598)
Accretion of Preferred Stock Issuance Cost							$ 992,000
Accretion of Preferred Stock Issuance Cost			(992,000)									(992,000)
Stock-Based Compensation Expense			17,613,000									17,613,000
Issuance of warrants			438,000									438,000
Net loss					(142,734,000)							(142,734,000)
Balance at the end at Dec. 31, 2019	$ 390,000	$ 5,000,010	690,443,000	$ 2,689,444	(998,784,000)	$ 2,309,409	$ 258,371,000					(307,951,000)	$ 5,000,010
Balance at the end (in shares) at Dec. 31, 2019	389,610						110,250
Balance at the beginning at Mar. 26, 2019		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial shareholder at approximately $0.002 per share		25,000		23,994
Accretion of Preferred Stock Issuance Cost		(22,555,869)		(22,555,869)
Issuance of warrants		9,500,000		9,500,000
Net loss		2,309,409				2,309,409							2,309,409
Balance at the end at Dec. 31, 2019	$ 390,000	$ 5,000,010	$ 690,443,000	$ 2,689,444	$ (998,784,000)	$ 2,309,409	$ 258,371,000					$ (307,951,000)	$ 5,000,010
Balance at the end (in shares) at Dec. 31, 2019	389,610						110,250